Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) [Abstract]
Revenue	$ 264,877	$ 202,397	$ 151,097
Time charter and voyage expenses	(5,187)	(6,762)	(2,824)
Direct vessel expenses	(1,979)	(3,096)	(2,622)
Management fees (entirely through related party transactions)	(95,827)	(71,392)	(47,043)
General and administrative expenses	(14,588)	(7,017)	(3,853)
Depreciation and amortization	(67,718)	(63,880)	(49,644)
Loss on bond extinguishment	0	(33,973)	0
Interest income	720	315	445
Interest expenses and finance cost	(78,610)	(58,386)	(49,432)
Impairment loss	(11,690)	0	0
Gain/ (loss) on sale of vessels	22,599	(21,098)	0
Change in fair value of other assets	(1,188)	0	0
Equity in net earnings of affiliated companies	2,000	0	0
Other income	280	4,787	280
Other expense	(642)	(487)	(202)
Net income/ (loss)	13,047	(58,592)	(3,798)
Other comprehensive loss
Unrealized holding loss on investments in- available-for-sale securities	(3,542)	0	0
Other comprehensive loss	(3,542)	0	0
Total comprehensive income/ (loss)	9,505	(58,592)	(3,798)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(642)	(91)	0
Dividend declared on restricted shares	(385)	(105)	0
Undistributed income/ (loss) attributable to Series C participating preferred shares	(541)	3,206	622
Net income/ (loss) attributable to common stockholders, basic	11,371	(55,690)	(3,284)
Plus:
Undistributed income/ (loss) attributable to Series C participating preferred shares	541	0	0
Net income/( loss) attributable to common stockholders, diluted	$ 11,912	$ (55,690)	$ (3,284)
Net income/(loss) per share, basic	$ 0.08	$ (0.57)	$ (0.08)
Weighted average number of shares, basic	147,606,448	98,085,189	40,517,413
Net income/ (loss) per share, diluted	$ 0.08	$ (0.57)	$ (0.08)
Weighted average number of shares, diluted	156,482,448	98,085,189	40,517,413